Goodwill and impairment of goodwill (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Jun. 21, 2022
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 69,813,000	€ 69,813,000
Period of projected cash flow	13 years
Terminal growth rate	(50.00%)
Discount rate	12.50%
Goodwill impairment	€ 0
Cell Point Acquisition
Disclosure of detailed information about intangible assets [line items]
Goodwill	62,400,000	62,444,000
AboundBio
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 7,400,000	€ 7,369,000